Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Core Deposit Intangibles
The following table presents a rollforward of the Company’s intangible assets from the beginning of the year (in thousands):

Intangible Assets
Beginning balance	$2,069
Core deposit intangible acquired in conjunction with the acquisition of Community	2,711
Amortization expense	(1,039)
Ending balance	$3,741
The following table summarizes core deposit intangibles, which are subject to amortization (in thousands):

	2013	2012

Gross carrying amount	$8,387	$5,677
Accumulated amortization	(4,646)	(3,608)
	$3,741	$2,069

Schedule of Estimated Future Amortization Expense for Core Deposits	The estimated amortization expense for core deposit intangible assets for each of the next five years is as follows (in thousands):

2014	$944
2015	652
2016	440
2017	386
2018	341
Thereafter	978
$3,741